Related Party Transactions	3 Months Ended
Jul. 31, 2026
Related Party Transactions [Abstract]
Related Party Transactions
Note 14. Related Party Transactions
Separation from Medtronic and Related Transactions
On March 6, 2026, the Company initiated its IPO pursuant to which 28,000,000 shares of its common stock were issued, at an offering price of $20.00 per share. The IPO closed on March 9, 2026.
In connection with the IPO and the Separation, the Company entered into a series of transactions with Medtronic pursuant to which Medtronic transferred the assets and liabilities comprising Medtronic’s Diabetes Business to the Company, and the Company issued shares of common stock to Medtronic. Immediately prior to the IPO, on March 5, 2026, the Company’s outstanding common stock was converted from 100 shares of common stock to 252,813,348 shares of common stock.
The Company (i) retained approximately $309 million of the net proceeds from the IPO, for general corporate purposes, and (ii) used the excess of the net proceeds to repay intercompany indebtedness owed to Medtronic under an intercompany note. Following the IPO, Medtronic owned 90% of the outstanding shares of the Company’s outstanding common stock. Medtronic has informed the Company that it intends to make a generally tax-free distribution to its shareholders of all or a portion of its remaining equity interest in the Company, but Medtronic has no obligation to complete such distribution.
In connection with the Separation, the Company entered into a series of agreements with Medtronic that establish the framework for the ongoing relationship between the parties, including:
•a separation agreement setting forth the transfer of certain assets and liabilities relating to the Diabetes business, termination of certain intercompany arrangements, and customary indemnification and transition-related provisions.
•a transition services agreement pursuant to which Medtronic will provide certain transitional administrative, operational, information technology, finance, and other support services for a defined period, subject to agreed-upon fees and service levels.
•a tax matters agreement, which governs the Company’s and Medtronic’s respective rights, responsibilities, and obligations with respect to tax matters, including tax liabilities, tax attributes, tax contests, and tax returns imposing certain restrictions intended to preserve the tax-free status of various transactions.
•an employee matters agreement, which addresses certain employment, compensation, benefits, and other employment-related matters, including the allocation and treatment of certain employee-related assets and liabilities and outstanding Medtronic equity awards.
•intellectual property cross-license agreements, which provide for cross-licenses that give the Company and Medtronic the freedom to operate in their respective businesses.
•a transitional trademark cross-license agreement and trademark co-existence agreement, which collectively govern the Company’s and Medtronic’s respective rights, responsibilities, and obligations with respect to intellectual property rights classified as trademarks.
•a registration rights agreement, pursuant to which the Company has granted Medtronic certain registration rights with respect to the shares of common stock owned by Medtronic following the completion of the IPO.
•Juncos lease and master services agreements, pursuant to which the Company provides a long-term lease and related services to Medtronic for a portion of the Company’s Juncos, Puerto Rico facility.
•transition manufacturing and supply agreements, pursuant to which Medtronic and its affiliates provide the Company, on a transitional basis, with certain manufacturing and assembly services with respect to certain products.
Consideration and costs for the transition services are determined using several billing methodologies as described in the agreements, including customary billing, pass-through billing, percent of sales billing or fixed fee billing. Costs for transition services provided by Medtronic, including a mark-up on those services, are recorded within the consolidated statements of operations based on the nature of the services. Consideration for transition services provided to Medtronic are recorded within the consolidated statements of operations based on the nature of the services and as an offset to expenses incurred to provide the services. Following the Separation, the Company recognized an immaterial amount of consideration for services provided to Medtronic and recognized costs of
$67 million for services provided by Medtronic in 2026 pursuant to the transitional arrangements between the parties.
Total amounts due from Medtronic of $455 million as of April 24, 2026 primarily consisted of receivables for revenue remittances from international entities. Amounts due to Medtronic of $137 million as of April 24, 2026 primarily consisted of payables for pass-through costs for third-party expenses.
The consolidated financial statements have been prepared on a stand-alone basis and are derived from the consolidated financial statements and accounting records of Medtronic for the period prior to the separation. The following discussion summarizes activity between the Company and Medtronic.
Allocation of General Corporate Expenses
During periods presented that were prior to the Company’s IPO, the Company’s operations were integrated with Medtronic and its affiliates, and the Company received services including, but not limited to finance and accounting, legal, information technology, employee benefits and incentives, and stock-based compensation. These consolidated financial statements reflect charges for these services. When specific identification was not practicable, a proportional cost allocation method was utilized, depending on the nature of the services received. See Note 1. “Description of the Business and Basis of Presentation,” for a discussion of the methodology used to allocate corporate-related costs for purposes of preparing these consolidated financial statements on a carve-out basis.
The major components of Medtronic corporate and shared expenses were as follows:

	Fiscal Year
(in millions)	2026	2025	2024
Cost of products sold	$37	$40	$38
Research and development expense	27	28	28
Selling, general, and administrative expenses	228	263	245
Other operating expense (income), net	6	12	11
Total	$298	$344	$322
Net Transfers from Parent
Net transfers from Parent are included within Net investment from Parent from the consolidated statements of equity and within financing activities in the consolidated statements of cash flows and represent the net effect of transactions between the Company and Medtronic. The reconciliation of net transfers to Parent between the consolidated statements of equity and the consolidated statements of cash flows were as follows:

	Fiscal Year
(in millions)	2026	2025	2024
Net transfers from Parent within Net investment from Parent per the Consolidated Statements of Equity	$363	$62	$160
Stock-based compensation expense	(41)	(41)	(38)
Multiemployer pension expense	(7)	(8)	(8)
Other transfers from parent in connection with IPO, net	92	(1)	(2)
Net transfers from Parent per the Consolidated Statements of Cash Flows	$407	$12	$112
Related Party Transactions
Separation from Medtronic and Related Transactions
The Company completed its separation from Medtronic on March 9, 2026 in connection with its IPO. The Company continues to engage in transactions with Medtronic under various separation-related agreements, including transition services, manufacturing and supply, tax, employee matters and intellectual property agreements as disclosed in the Company’s Annual Report on Form 10-K for the fiscal year ended April 24, 2026.
Consideration and costs for the transition services are determined using several billing methodologies as described in the agreements, including customary billing, pass-through billing, percent of sales billing or fixed fee billing. Costs for transition services provided by Medtronic, including a mark-up on those services, are recorded within the consolidated statements of operations based on the nature of the services. Consideration for transition services provided to Medtronic are recorded within the consolidated statements of operations based on the nature of the services and as an offset to expenses incurred to provide the services. During the three months ended July 31, 2026, the Company recognized $1 million of consideration for services provided to Medtronic and recognized costs of $95 million for services provided by Medtronic pursuant to the transitional arrangements between the parties.
Total amounts due from Medtronic of $602 million as of July 31, 2026 primarily consisted of receivables for revenue remittances from international entities. Amounts due to Medtronic of $178 million as of July 31, 2026 primarily consisted of payables for pass-through costs for third-party expenses.
Allocation of General Corporate Expenses
During periods presented prior to the Company’s IPO, the Company’s operations were integrated with Medtronic and its affiliates, and the Company received services including, but not limited to finance and accounting, legal, information technology, employee benefits and incentives, and stock-based compensation. These condensed consolidated financial statements reflect charges for these services. When specific identification was not practicable, a proportional cost allocation method was utilized, depending on the nature of the services received.
The major components of Medtronic corporate and shared expenses for periods prior to the Separation were as follows:

Three Months Ended
(in millions)	July 25, 2025
Cost of products sold	$11
Research and development expense	8
Selling, general, and administrative expenses	66
Other operating expense (income), net	2
Total	$87
Net Transfers from Parent
Net transfers from Parent are included within Net investment from Parent in the condensed consolidated statements of equity and within financing activities in the condensed consolidated statements of cash flows and represent the net effect of transactions between the Company and Medtronic for periods prior to the Separation. The reconciliation of net transfers from parent between the condensed consolidated statements of equity and the condensed consolidated statements of cash flows were as follows:

Three Months Ended
(in millions)	July 25, 2025
Net transfers from Parent per the Condensed Consolidated Statements of Equity	$212
Stock-based compensation expense	(9)
Multi-employer pension expense	(2)
Other, net	1
Net transfers from Parent per the Condensed Consolidated Statements of Cash Flows	$202